Commitments - Summary of Capital Commitments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of capital commitments [Line Items]
Contractual capital commitments	¥ 53,501	¥ 43,062
Land and buildings [member]
Disclosure of capital commitments [Line Items]
Contractual capital commitments	9,327	10,950
Telecommunications transceivers, switching centers, transmission and other network equipment [member]
Disclosure of capital commitments [Line Items]
Contractual capital commitments	¥ 44,174	¥ 32,112